Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,480,000.00
Previously Paid Amount	0.00
Total Fee Amount	73,723.25
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-271476).
Net Fee	$ 73,723.25
Narrative - Max Aggregate Offering Price	$ 499,480,000.00
Final Prospectus	true